Net Exchange Rate Differences (Tables)	12 Months Ended
Dec. 31, 2021
Exchange Differences On Translation [Abstract]
Disclosure of exchange rate differences recognized

The exchange-rate differences recognized in the consolidated statement of operations are included as follows:

	2021	2020	2019
Other operating income and expense, net	662	(1,792)	332
Finance income and expenses (Note 9)	12,661	396	(1,046)
Exchange-rate differences—net	13,323	(1,396)	(714)